Consolidated Statements of Cash Flows (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disposal of subsidiaries, net of cash disposed | ¥	¥ 576		¥ 94,677	¥ 1,336
USD
Disposal of subsidiaries, net of cash disposed | $		$ 84
Consideration related to repurchase of ordinary shares from a shareholder	10.00%	10.00%